Description of Organization, Business Operations and Going Concern (Details) - USD ($)								1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 01, 2022	Feb. 09, 2022	Nov. 10, 2021	Nov. 10, 2021	Nov. 09, 2021	Nov. 12, 2020	Nov. 12, 2020	Feb. 13, 2022	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of stock (in Shares)						479,000	479,000
Price per unit (in Dollars per share)						$ 10	$ 10
Number of units (in Shares)							65,000
Number of purchase share (in Shares)						3,750,000	3,750,000
Market price per right (in Dollars per share)						$ 0.2	$ 0.2				$ 0.2
Cash underwriting fee									$ 1,575,000		$ 1,575,000
Fair value of warrants									424,270		424,270
Fair value of representatives shares value									653,250
Other cash offering costs									$ 593,861		$ 593,861
Net proceeds										$ 25,000
Sale of units per share (in Dollars per share)					$ 11.5				$ 10		$ 10
Aggregate fair market value, percentage									80.00%
Net tangible assets least									$ 5,000,001		$ 5,000,001
Redeem public shares, percentage									100.00%		100.00%
Per public share (in Dollars per share)									$ 10.27
Per share reduction in the value of trust accounts (in Dollars per share)									$ 10.27
Capital contribution									$ 96,222		$ 900,000
Working capital deficit									3,030,010	1,745,874
Interest-bearing convertible promissory amount			$ 900,000
Accrued interest									976,168
Principal amount								$ 750,000
Outstanding amount									420,000
Fair market value note outstanding									445,691
Sale of Stock, Price Per Share (in Dollars per share)						$ 10	$ 10
Number of units (in Shares)						479,000
Fair value of representative’s shares									653,250		$ 653,250
Trust Account				$ 900,000					$ 64,996,857.71
Trust account per share (in Dollars per share)				$ 0.1					$ 10.27		$ 10.17
Net assets held in the trust Account											80.00%
Outstanding voting securities percentage											50.00%
Trust account per public share (in Dollars per share)											$ 10.27
Subsequently plus per share (in Dollars per share)											0.1
Reduction per share (in Dollars per share)											$ 10.27
Operating bank account											$ 223,398
Contribution from sponsor										25,000
Loan proceeds from Sponsor										$ 300,000
Accrued interest											$ 975,324
Principal amount								$ 750,000
Drawn and remains outstanding	$ 300,000
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of stock (in Shares)			900,000		9,000,000	9,000,000	9,000,000		9,000,000		9,000,000
Price per unit (in Dollars per share)			$ 0.1	$ 0.1		$ 10	$ 10		$ 10		$ 10
Transaction costs									$ 3,246,381
Net proceeds							$ 91,530,000
Sale of units per share (in Dollars per share)						$ 10.17	$ 10.17
Transaction cost											$ 3,246,381
Net proceeds						$ 91,530,000
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of stock (in Shares)							479,000
Representative [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Number of units (in Shares)						65,000
Proposed Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Trust account per public share (in Dollars per share)											$ 10
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Ordinary shares, par value per share (in Dollars per share)											$ 0.0001
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Business combination description		the Company held an extraordinary general meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a business combination from February 12, 2022 to August 12, 2022. In connection with the approval of the extension, shareholders elected to redeem an aggregate of 6,326,758 Ordinary Shares. As a result, an aggregate of $64,996,857.71 (or approximately ($10.27 per share) was released from the Trust Account to pay such shareholders.							The Company will provide holders of the Company’s outstanding shares of Class A ordinary shares, par value $0.0001 per share, sold in the IPO (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares (as defined below) upon the completion of the initial business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.17 per share, subsequently plus $0.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).
Outstanding voting securities percentage									50.00%
I Banker [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Number of purchase share (in Shares)						1,250,000	1,250,000
Market price per right (in Dollars per share)						$ 0.2	$ 0.2